Deposits received at banks - Schedule of Balance of Time Deposits and Certificates of Deposit (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)
Time Deposits, Fiscal Year Maturity [Abstract]
Total	¥ 2,624,549
Domestic
Time Deposits, Fiscal Year Maturity [Abstract]
Due in one year or less	1,014,280
Due after one year through two years	40,861
Due after two years through three years	12,830
Due after three years through four years	2,825
Due after four years through five years	1,516
Due after five years	197,301
Subtotal	1,269,613
Foreign
Time Deposits, Fiscal Year Maturity [Abstract]
Due in one year or less	1,339,326
Due after one year through two years	15,610
Subtotal	1,354,936
Time Deposit
Time Deposits, Fiscal Year Maturity [Abstract]
Total	2,273,330
Time Deposit | Domestic
Time Deposits, Fiscal Year Maturity [Abstract]
Due in one year or less	663,061
Due after one year through two years	40,861
Due after two years through three years	12,830
Due after three years through four years	2,825
Due after four years through five years	1,516
Due after five years	197,301
Subtotal	918,394
Time Deposit | Foreign
Time Deposits, Fiscal Year Maturity [Abstract]
Due in one year or less	1,339,326
Due after one year through two years	15,610
Subtotal	1,354,936
Certificates of deposit
Time Deposits, Fiscal Year Maturity [Abstract]
Total	351,219
Certificates of deposit | Domestic
Time Deposits, Fiscal Year Maturity [Abstract]
Due in one year or less	351,219
Due after one year through two years
Due after two years through three years
Due after three years through four years
Due after four years through five years
Due after five years
Subtotal	351,219
Certificates of deposit | Foreign
Time Deposits, Fiscal Year Maturity [Abstract]
Due in one year or less
Due after one year through two years
Subtotal